Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Components of long-term debt:
Total debt, net of deferred financing costs	$ (2,758,024)	$ (1,452,255)
Less: Current portion of long-term debt and short-term debt	301,202	521,282
Long-term debt	(2,456,822)	(930,973)
Repayments of long-term debt:
2026	(305,037)
2027	(75,000)
2028	(75,000)
2029	(375,000)
2030	(1,150,000)
2031 and thereafter	(825,000)
Total	(2,805,037)	(1,474,941)
Deferred financing costs	47,013	22,686
Total debt, net of deferred financing costs	(2,758,024)	(1,452,255)
VIE debt
Components of long-term debt:
Long-term debt	0	$ (33,432)
Repayments of long-term debt:
2026	(230,037)
2027	0
2028	0
2029	0
2030	0
2031 and thereafter	0
Total	(230,037)
Deferred financing costs	383
Total debt, net of deferred financing costs	(229,654)
Golar debt
Repayments of long-term debt:
2026	(75,000)
2027	(75,000)
2028	(75,000)
2029	(375,000)
2030	(1,150,000)
2031 and thereafter	(825,000)
Total	(2,575,000)
Deferred financing costs	46,630
Total debt, net of deferred financing costs	$ (2,528,370)